Equity - Summary of Additional Paid in Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 500,694	$ 485,180
Class A
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	314,592	299,078
Class B
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 186,102	$ 186,102